Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
41.	Subsequent Events
(1)    Merge of ADT Caps Co., Ltd. by SK Infosec Co., Ltd.
On January 13, 2021, the board of directors of SK Infosec Co., Ltd., a subsidiary of the Parent Company, resolved to approve SK Infosec Co., Ltd.’s merger with ADT CAPS Co., Ltd. SK Infosec Co., Ltd. On March 4, 2021, SK Infosec Co., Ltd. merged with ADT CAPS Co., Ltd. pursuant to a resolution from the board of directors meeting held in January 2021.
(2)    Sale of ownership interest for SK Wyverns
On January 26, 2021, the Parent Company entered into a memorandum of understanding (“MOU”) with
E-MART
Inc. to sell its entire 1,000,000 common stock of SK Wyverns Co., Ltd., in addition to land and buildings for ￦100,000 million and ￦35,280 million, respectively. In accordance with the MOU, the sale and purchase agreement of stock has been executed on February 23, 2021 and the agreement to sell land and building with SK Wyverns Co., Ltd. was executed on February 26, 2021.